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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06530

Active Assets California Tax-Free Trust
                           (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                           COUPON   DEMAND
THOUSANDS                                                                                            RATE+    DATE*      VALUE
--------------------------------------------------------------------------------------------------  ------  --------  ------------
         CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (79.1%)
         ABAG Finance Authority for Nonprofit Corporations,
$ 8,000      Episcopal Homes Foundation Ser 2000 COPs                                               2.30 %  04/07/05  $  8,000,000
  5,000      Lease Purchase 2003 Ser A                                                              2.34    04/07/05     5,000,000
 14,005  Anaheim Public Finance Authority, Distribution System ROCs II-R Ser 6021 (MBIA)            2.31    04/07/05    14,005,000
 20,000  Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)                                         2.33    04/07/05    20,000,000
  2,670  Cabrillo Community College District, 2004 Ser A ROCs II-R 300 (MBIA)                       2.31    04/07/05     2,670,000
         California,
 15,825         Economic Recovery Ser 2004 C-3                                                      2.20    04/01/05    15,825,000
  4,000         Economic Recovery Ser 2004 C-4                                                      2.33    04/01/05     4,000,000
  5,000         Economic Recovery Ser 2004 C-13 (XLCA)                                              2.28    04/07/05     5,000,000
  5,600  California, Ser 2004 A-9                                                                   2.28    04/07/05     5,600,000
 11,970  California Alternative Energy Source Finance Authority, General
                Electric Capital Corp-Arroyo Energy 1993 Ser B (AMT)                                2.26    04/07/05    11,970,000
         California Department of Water Resources,
 10,000      Power Supply Ser 2002 C Subser C-16                                                    2.28    04/07/05    10,000,000
  8,700      Power Supply Ser 2002 B Subser B-1                                                     2.28    04/01/05     8,700,000
         California Educational Facilities Authority,
  5,000      California Institute of Technology Ser 1994                                            2.24    04/07/05     5,000,000
  5,465      California Lutheran University Ser 2004 A                                              2.27    04/07/05     5,465,000
 15,165      Stanford University Ser L-5                                                            2.05    04/07/05    15,165,000
  7,000      University of San Francisco Ser 2003                                                   2.28    04/07/05     7,000,000
         California Health Facilities Financing Authority,
    500       Adventist Health System/West 1998 Ser B (MBIA)                                        2.28    04/01/05       500,000
 17,700       Northern California Presbyterian Homes & Services Ser 2004                            2.23    04/07/05    17,700,000
  1,000       Sisters of Charity of Leavenworth Health System Ser 2003                              2.28    04/07/05     1,000,000
 10,485  California Pollution Control Financing Authority, Chevron USA Inc Ser 1984 B               1.60    06/15/05    10,485,185
         California Statewide Communities Development Authority,
  6,000          Chabad of California Ser 2004                                                      2.33    04/07/05     6,000,000
  4,200          Kaiser Permanente Ser 2004 L                                                       2.31    04/07/05     4,200,000
  9,000          Pine View Apartments 2004 Ser A                                                    2.26    04/07/05     9,000,000
 17,955  California Transit Finance Authority, Ser 1997 (FSA)                                       2.27    04/07/05    17,955,000
  7,345  Fresno, Multifamily Housing Heron Pointe Apartments 2001 Ser A                             2.26    04/07/05     7,345,000
 21,000  Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)                                            2.23    04/07/05    21,000,000
  4,000  Irvine Assessment District No 03-19, Improvement Bond Act 1915 Ser A                       2.28    04/01/05     4,000,000
         Irvine Ranch Water District,
  3,000       Capital Improvement Ser 1986 COPs                                                     2.24    04/01/05     3,000,000
  3,000       Conservation Ser 1985                                                                 2.28    04/01/05     3,000,000
  9,745  Long Beach, Harbor PUTTERs Ser 444 (MBIA) (AMT)                                            2.31    04/07/05     9,745,000
 22,700  Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002                       2.26    04/07/05    22,700,000
 10,000  Los Angeles Convention & Exhibition Center Authority, Ser 2003 E (Ambac)                   2.28    04/07/05    10,000,000
  6,000  Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax 2nd Ser 2004-A
                Eagle #20040046 (MBIA)                                                              2.31    04/07/05     6,000,000
         Los Angeles Department of Water & Power,
  8,000          Power System 2001 Ser A Subser A-8                                                 2.28    04/07/05     8,000,000
  3,200          Power System 2001 Ser B Subser B-6                                                 2.28    04/01/05     3,200,000
  6,200          Water System Ser 2001 B Subser B-1                                                 2.28    04/07/05     6,200,000
 16,990  Los Angeles Housing Authority, 2004 Ser A                                                  2.24    04/07/05    16,990,000
  5,000  Los Angeles Unified School District, P-FLOATs PT - 1855 (FSA)                              2.30    04/07/05     5,000,000
         Metropolitan Water District of Southern California,
  8,000           Water 1999 Ser C                                                                  2.27    04/07/05     8,000,000
 13,000           Water 2001 Ser C-1                                                                2.25    04/01/05    13,000,000
 15,100  Monterey Peninsula Water Management District, Wastewater Ser 1992 COPs                     2.27    04/07/05    15,100,000
 13,300  Mountain View, Villa Mariposa Multifamily 1985 Ser A                                       2.29    04/07/05    13,300,000
  3,000  Newport Beach, Hoag Memorial Hospital Presbyterian 1996 Ser B                              2.26    04/01/05     3,000,000
  6,000  Oakland Joint Powers Financing Authority, 1998 Ser A-2 (FSA)                               2.25    04/07/05     6,000,000
  3,000  Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I                        2.27    04/07/05     3,000,000
         Orange County Sanitation District,
  5,200       Ser 2000 A COPs                                                                       2.28    04/01/05     5,200,000
 14,555       Ser 2000 B COPs                                                                       2.28    04/01/05    14,555,000
  6,000  Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)                               2.29    04/07/05     6,000,000
  5,600  Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A
              (Ambac)                                                                               2.26    04/01/05     5,600,000
  4,500  Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                            2.28    04/07/05     4,500,000
 14,600  Poway Unified School District, Ser 2004 COPs (FSA)                                         2.23    04/07/05    14,600,000
 13,200  Rancho Water District Financing Authority, Ser 2001 B (FGIC)                               2.23    04/07/05    13,200,000
  6,850  Redlands, Orange Village Apartments 1988 Ser A (AMT)                                       2.32    04/07/05     6,850,000
  7,875  Roaring Fork Municipal Products, California Economic Recovery Class A
                   Certificates Ser 2004 - 4 (FGIC)                                                 2.34    04/07/05     7,875,000
  4,900  Sacramento County, Administration Center & Courthouse Ser 1990 COPs                        2.27    04/07/05     4,900,000
  3,500  Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2                        2.23    04/07/05     3,500,000
 15,000  San Bernardino County, Medical Center Financing Ser 1998 COPs (MBIA)                       2.18    04/07/05    15,000,000
  1,745  San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067 (MBIA)                  2.31    04/07/05     1,745,000
 11,275  San Francisco City & County, Folsom-Dore Apartments Ser 2002 A (AMT)                       2.21    04/07/05    11,275,000
 21,000  San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A   2.28    04/07/05    21,000,000
  2,000  San Jose, Multifamily Almaden Lake Village Apartments Ser 2000 A (AMT)                     2.33    04/07/05     2,000,000
  4,705  Turlock Irrigation District, Ser 1988 A                                                    2.28    04/07/05     4,705,000
  6,165  Ventura County, 2003 COPs PUTTERs Ser 474 (FSA)                                            2.31    04/07/05     6,165,000
                                                                                                                      ------------

         TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
         (Cost $546,490,185)                                                                                           546,490,185
                                                                                                                      ------------

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
                                                                                                YIELD TO   MATURITY
                                                                                       COUPON   MATURITY  ON DATE OF
                                                                                        RATE      DATE     PURCHASE
                                                                                       -------  --------  ----------
         CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (12.2%)
10,000   California Statewide Communities Development Authority, Kaiser Permanente
          Ser 2004 K                                                                    1.98 %  05/23/05     1.98 %     10,000,000
10,000   East Bay Municipal Utility District, Water System Ser 1988                     2.00    04/11/05     2.00       10,000,000
 4,400   San Diego County Regional Airport Authority, Lindberg Field Ser B              2.00    06/08/05     2.00        4,400,000
10,000   San Diego County Water Authority, Ser 1                                        2.05    05/25/05     2.05       10,000,000
 6,000   San Francisco City & County Public Utilities Commission, Water Ser 2001        1.97    04/06/05     1.97        6,000,000
         San Francisco County Transportation Authority,
 4,000          2004 Ser A                                                              1.75    04/08/05     1.75        4,000,000
 7,250          2004 Ser B                                                              1.98    05/24/05     1.98        7,250,000
 6,400   San Gabriel Valley Council of Governments, Alameda Corridor-East GANs          2.05    06/09/05     2.05        6,400,000
         University of California Regents,
 8,500          Ser A                                                                   2.02    05/18/05     2.02        8,500,000
10,000          Ser A                                                                   2.08    05/17/05     2.08       10,000,000
 8,000   Puerto Rico Government Development Bank, Ser 1986                              2.12    04/22/05     2.12        8,000,000
                                                                                                                      ------------

         TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
         (Cost $84,550,000)                                                                                             84,550,000
                                                                                                                      ------------

         CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (8.8%)
15,000   California, Ser 2004-2005 RANs, dtd 10/06/04                                   3.00    06/30/05     1.74       15,046,214
19,000   California School Cash Reserve Program Authority, 2004 Pool Ser A,
          dtd 07/06/04                                                                  3.00    07/06/05     1.60       19,068,812
 1,950   Mt Diablo Unified School District, Ser 2004 TRANs, dtd 11/10/04                3.00    11/09/05     2.20        1,959,130
13,000   Sacramento County, 2004 Ser A TRANs, dtd 07/01/04                              3.00    07/11/05     1.65       13,047,758
 7,000   Santa Cruz County, 2004-2005 A TRANs, dtd 07/07/04                             3.00    07/06/05     1.62        7,024,997
 4,750   Victor Valley Joint Union High School District, Ser 2004 TRANs, dtd 07/22/04   2.75    07/21/05     1.65        4,765,629
                                                                                                                      ------------

         TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
         (Cost $60,912,540)                                                                                             60,912,540
                                                                                                                      ------------

         TOTAL INVESTMENTS (Cost $691,952,725) (a)                                                          100.1 %    691,952,725

         LIABILITIES IN EXCESS OF OTHER ASSETS                                                               (0.1)        (631,196)
                                                                                                            -----     ------------

         NET ASSETS                                                                                         100.0 %   $691,321,529
                                                                                                            =====     ============

-------------------------
AMT      Alternative Minimum Tax.

COPs     Certificates of Participation.

GANs     Grant Anticipation Notes.

P-FLOATs Puttable Floating Option Tax-Exempt Receipts.

PUTTERs  Puttable Tax-Exempt Receipts.

RANs     Revenue Anticipation Notes.

ROCs     Reset Option Certificates.

TRANs    Tax and Revenue Anticipation Notes.

+        Rate shown is the rate in effect at March 31, 2005.

*        Date on which the principal amount can be recovered through demand.

(a)      Cost is the same for federal income tax purposes.

Bond Insurance:

Ambac    Ambac Assurance Corporation.

FGIC     Financial Guaranty Insurance Company.

FSA      Financial Security Assurance Inc.

MBIA     Municipal Bond Investors Assurance Corporation.

XLCA     XL Capital Assurance Inc.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                       3